Assets and liabilities held for sale (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended		3 Months Ended	1 Months Ended		9 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Polaris Shipping Co. Ltd. carrier	Jul. 31, 2012 Sell of manganese ferroalloys operations	Sep. 30, 2012 Sell of manganese ferroalloys operations	Sep. 30, 2012 Vale Manganese France SAS	Sep. 30, 2012 Vale Manganese Norway AS
Sell manganese ferroalloys operations
Number of large ore carriers charter				10
Gain (loss) on sale of assets	$ (377)	$ (377)	$ 1,513		$ 22
Cash receivable under sale of business					160
Ownership (as a percent)							100.00%	100.00%
Assets held for sale
Accounts receivable						47
Recoverable taxes						5
Inventories						107
Property, plant and equipment						627
Other						3
Total						789
Liabilities associated with assets held for sale
Suppliers						22
Deferred income tax						8
Other						9
Total						$ 39